Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of restatement of balance sheet
	As Previously Reported	Adjustments	As Restated
Balance sheet as of November 7, 2019 (audited)
Warrant Liability	$—	$3,037,500	$3,037,500
Common Stock Subject to Possible Redemption	115,562,660	(3,037,500)	112,525,160
Common Stock	401	31	432
Additional Paid-in Capital	5,000,221	19,915	5,020,136
Accumulated Deficit	(621)	(19,946)	(20,567)

Balance sheet as of December 31, 2019 (audited)
Warrant Liability	$—	$1,975,155	$1,975,155
Common Stock Subject to Possible Redemption	125,680,303	(1,975,155)	123,705,148
Common Stock	382	20	402
Additional Paid-in Capital	4,898,117	(1,204,671)	3,693,446
Retained Earnings	101,502	1,204,651	1,306,153

Balance sheet as of March 31, 2020
Warrant Liability	$—	$1,975,155	$1,975,155
Common Stock Subject to Possible Redemption	126,056,624	(1,975,155)	124,081,469
Common Stock	382	20	402
Additional Paid-in Capital	4,521,796	(1,204,671)	3,317,125
Retained Earnings	477,832	1,204,651	1,682,483

Balance sheet as of June 30, 2020
Warrant Liability	$—	$1,975,155	$1,975,155
Common Stock Subject to Possible Redemption	125,957,664	(1,975,155)	123,982,509
Common Stock	383	20	403
Additional Paid-in Capital	4,620,755	(1,204,671)	3,416,084
Retained Earnings	378,866	1,204,651	1,583,517

Balance sheet as of September 30, 2020
Warrant Liability	$—	$2,172,671	$2,172,671
Common Stock Subject to Possible Redemption	125,871,358	(2,172,671)	123,698,687
Common Stock	383	22	405
Additional Paid-in Capital	4,707,061	(1,007,157)	3,699,904
Retained Earnings	292,558	1,007,135	1,299,693

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$3,950,311	$3,950,311
Common Stock Subject to Possible Redemption	125,781,370	(3,950,311)	121,831,059
Common Stock	384	40	424
Additional Paid-in Capital	4,797,048	770,465	5,567,513
Retained Earnings (Accumulated Deficit)	202,578	(770,505)	(567,927)

Schedule of restatement of operations statement
	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Period from June 20, 2019 (inception) Through December 31, 2019 (audited)
Change in fair value of warrant liability	$—	$1,224,597	$1,224,597
Transaction costs allocable to warrant liability	—	(19,946)	(19,946)
Net income	101,502	1,204,651	1,306,153
Weighted average shares outstanding, Common Stock subject to possible redemption	12,446,534	(318,172)	12,128,362
Basic and diluted net income per share, Common Stock subject to possible redemption	0.01	—	0.01
Weighted average shares outstanding, Common Stock	3,305,465	88,564	3,394,029
Basic and diluted net loss per share, Common Stock	0.03	0.30	0.33

Statement of Operations for the Three Months Ended March 31, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,550,477	(197,240)	12,353,237
Basic and diluted net income per share, Common Stock subject to possible redemption	0.04	—	0.04
Weighted average shares outstanding, Common Stock	3,821,463	197,240	4,018,703
Basic and diluted net loss per share, Common Stock	(0.04)	—	(0.04)

Statement of Operations for the Six Months Ended June 30, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,553,036	(196,999)	12,356,037
Basic and diluted net income per share, Common Stock subject to possible redemption	0.04	—	0.04
Weighted average shares outstanding, Common Stock	3,818,918	196,986	4,015,904
Basic and diluted net loss per share, Common Stock	(0.07)	0.01	(0.06)

Statement of Operations for the Nine Months Ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$(197,516)	$197,516
Net income (loss)	191,056	(197,516)	(6,460)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,550,512	(196,900)	12,353,612
Basic and diluted net income per share, Common Stock subject to possible redemption	0.05	—	0.05
Weighted average shares outstanding, Common Stock	3,821,429	196,899	4,018,328
Basic and diluted net loss per share, Common Stock	(0.10)	(0.04)	(0.14)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Year Ended December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(1,975,156)	$(1,975,156)
Net income (loss)	101,076	(1,975,156)	(1,874,080)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,547,286	(201,796)	12,345,490
Basic and diluted net income per share, Common Stock subject to possible redemption	0.05	—	0.05
Weighted average shares outstanding, Common Stock	3,824,645	201,805	4,026,450
Basic and diluted net loss per share, Common Stock	(0.12)	(0.48)	(0.60)

Cash Flow Statement for the Year Ended December 31, 2019 (audited)
Net income	$101,502	$1,204,651	$1,306,153
Change in fair value of warrant liability	—	(1,224,597)	(1,224,597)
Transaction costs associated with Initial Public Offering	—	19,946	19,946
Initial classification of Common Stock subject to possible redemption	125,578,180	(3,199,752)	122,378,428
Change in value of Common Stock subject to possible redemption	102,123	1,224,597	1,326,720

Cash Flow Statement for the Nine Months Ended September 30, 2020 (unaudited)
Net income (loss)	$191,056	$(197,516)	$(6,460)
Change in fair value of warrant liability	—	197,516	197,516
Change in value of Common Stock subject to possible redemption	191,055	(197,516)	(6,461)

Cash Flow Statement for the Year Ended December 31, 2020 (audited)
Net income (loss)	$101,076	$(1,975,156)	$(1,874,080)
Change in fair value of warrant liability	—	1,975,156	1,975,156
Change in value of Common Stock subject to possible redemption	101,067	(1,975,156)	(1,874,089)